Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 22, 2011
Registrant Name	dei_EntityRegistrantName	BOSTON TRUST & WALDEN FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000882748
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 22, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov. 22, 2011
Boston Trust SMID Cap Fund (Prospectus Summary) | Boston Trust SMID Cap Fund | Boston Trust SMID Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BTSMX